Intangible Assets, Net	12 Months Ended
May 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net
10.	INTANGIBLE ASSETS, NET
Intangible assets, net, consisted of the following:

	As of May 31,
	2018	2019
	US$	US$
Intangible assets with indefinite lives:
Trademark	256	238
Intangible assets with finite lives:
Trademark	5,575	9,109
Courseware	129	120
Student base	7,014	12,223
Favorable lease	732	679
License	415	415

	14,121	22,784

Less: accumulated amortization	(5,272)	(8,985)
Exchange differences	(305)	136

	8,544	13,935

Amortization expenses for the intangible assets for the years ended May 31, 2017, 2018 and 2019, were US$1,419, US$1,839 and US$3,699, respectively. As of May 31, 2019, the Group expects to record amortization expenses related to intangible assets US$4,443, US$3,830, US$2,400, US$1,587 and US$750 for the
next five
years, respectively, and US$687 thereafter.